The Royce Funds

745 Fifth Avenue New York, NY 10151 (212) 508-4500 (800) 221-4268 e-mail: funds@roycenet.com website: www.roycefunds.com

May 21, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention: Division of Investment Management

Re:	Royce Opportunity Select Fund and Royce Focus Value Fund, each a series of The Royce Fund (Securities Act Reg. No. 002-80348 and Investment Company Act File No. 811-03599)

Ladies and Gentlemen:

       Attached for filing, pursuant to Rule 497 of the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information relating to a supplement filed on May 1, 2013, to the prospectuses for Royce Opportunity Select Fund and Royce Focus Value Fund, each dated May 1, 2013.

        Please direct any further communications relating to this filing to the undersigned at (212) 508-4578.

Very truly yours,

/s/ John E. Denneen

John E. Denneen Secretary